FAIR VALUE MEASUREMENT - Fair value measured on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1 | Listed equity securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	¥ 158,145	¥ 159,148
Fair Value, Recurring | Short-term investments in time deposits
FAIR VALUE MEASUREMENT
Assets measured at fair value	7,469,213	7,095,686
Fair Value, Recurring | Short-term investments in investment products
FAIR VALUE MEASUREMENT
Assets measured at fair value		550,000
Fair Value, Recurring | Non-current time deposits
FAIR VALUE MEASUREMENT
Assets measured at fair value	719,189
Fair Value, Recurring | Listed equity securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	158,145	159,148
Fair Value, Recurring | Available-for-sale debt securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	479,952	448,776
Fair Value, Recurring | Level 1 | Short-term investments in time deposits
FAIR VALUE MEASUREMENT
Assets measured at fair value	7,469,213	7,095,686
Fair Value, Recurring | Level 1 | Non-current time deposits
FAIR VALUE MEASUREMENT
Assets measured at fair value	719,189
Fair Value, Recurring | Level 1 | Listed equity securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	158,145	159,148
Fair Value, Recurring | Level 2 | Short-term investments in investment products
FAIR VALUE MEASUREMENT
Assets measured at fair value		550,000
Fair Value, Recurring | Level 3 | Available-for-sale debt securities
FAIR VALUE MEASUREMENT
Assets measured at fair value	¥ 479,952	¥ 448,776